Quarterly Holdings Report
for
Fidelity® Small Cap Stock Fund
January 31, 2023
SLC-NPRT3-0423
1.813072.118
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.8%
Media - 2.8%
Nexstar Broadcasting Group, Inc. Class A	79,285	16,235
TechTarget, Inc. (a)	179,797	8,905
Thryv Holdings, Inc. (a)(b)	499,040	11,164
		36,304
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.6%
Fox Factory Holding Corp. (a)	48,852	5,769
Patrick Industries, Inc.	34,394	2,441
		8,210
Diversified Consumer Services - 2.5%
Grand Canyon Education, Inc. (a)	271,113	31,601
Hotels, Restaurants & Leisure - 1.9%
Churchill Downs, Inc.	39,538	9,809
Planet Fitness, Inc. (a)	165,816	14,036
		23,845
Household Durables - 6.5%
Cavco Industries, Inc. (a)	27,972	7,443
Helen of Troy Ltd. (a)(b)	184,021	20,815
LGI Homes, Inc. (a)	300,699	34,234
Tempur Sealy International, Inc.	374,626	15,266
Traeger, Inc. (a)(b)	1,355,434	4,920
		82,678
Leisure Products - 1.0%
YETI Holdings, Inc. (a)	286,064	12,804
Specialty Retail - 1.0%
Murphy U.S.A., Inc.	46,604	12,678
Textiles, Apparel & Luxury Goods - 0.2%
Wolverine World Wide, Inc.	202,958	3,274
TOTAL CONSUMER DISCRETIONARY		175,090
CONSUMER STAPLES - 5.2%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)	73,947	28,737
Food & Staples Retailing - 2.1%
Performance Food Group Co. (a)	433,013	26,552
Food Products - 0.9%
Nomad Foods Ltd. (a)	630,930	11,224
TOTAL CONSUMER STAPLES		66,513
ENERGY - 6.3%
Energy Equipment & Services - 1.1%
Liberty Oilfield Services, Inc. Class A	853,944	13,518
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (a)	899,387	25,938
Enviva, Inc. (b)	23,530	1,070
Northern Oil & Gas, Inc.	399,885	13,404
PDC Energy, Inc.	219,211	14,847
Sitio Royalties Corp.	423,186	11,244
		66,503
TOTAL ENERGY		80,021
FINANCIALS - 17.4%
Banks - 4.7%
Cadence Bank	650,195	16,632
Independent Bank Group, Inc.	262,324	16,080
Metropolitan Bank Holding Corp. (a)	214,039	12,710
PacWest Bancorp	533,317	14,752
		60,174
Capital Markets - 5.3%
Bridge Investment Group Holdings, Inc. (b)	607,806	9,050
Focus Financial Partners, Inc. Class A (a)	308,384	13,924
LPL Financial	25,662	6,085
P10, Inc.	1,076,240	12,162
StoneX Group, Inc. (a)	292,976	25,747
		66,968
Consumer Finance - 1.6%
Encore Capital Group, Inc. (a)(b)	371,598	20,705
Insurance - 3.2%
First American Financial Corp.	285,355	17,655
Selective Insurance Group, Inc.	242,109	23,000
		40,655
Thrifts & Mortgage Finance - 2.6%
Enact Holdings, Inc.	482,158	12,126
Walker & Dunlop, Inc.	225,536	21,512
		33,638
TOTAL FINANCIALS		222,140
HEALTH CARE - 14.2%
Biotechnology - 2.8%
ALX Oncology Holdings, Inc. (a)	341,244	3,174
Avid Bioservices, Inc. (a)	168,567	2,668
Blueprint Medicines Corp. (a)	76,880	3,593
Cytokinetics, Inc. (a)	92,311	3,921
Day One Biopharmaceuticals, Inc. (a)	170,372	3,709
Exelixis, Inc. (a)	199,990	3,524
Karuna Therapeutics, Inc. (a)	7,699	1,535
Keros Therapeutics, Inc. (a)	68,806	4,030
Vaxcyte, Inc. (a)	54,591	2,476
Xenon Pharmaceuticals, Inc. (a)	86,185	3,369
Zentalis Pharmaceuticals, Inc. (a)	157,989	3,729
		35,728
Health Care Equipment & Supplies - 3.3%
Figs, Inc. Class A (a)(b)	1,062,798	9,512
Heska Corp. (a)	58,832	5,262
Neogen Corp. (a)	172,900	3,702
Semler Scientific, Inc. (a)	263,439	10,329
TransMedics Group, Inc. (a)	160,506	10,115
UFP Technologies, Inc. (a)	35,713	4,062
		42,982
Health Care Providers & Services - 4.8%
Acadia Healthcare Co., Inc. (a)	51,445	4,322
AdaptHealth Corp. (a)	490,413	10,510
Chemed Corp.	37,199	18,791
Guardant Health, Inc. (a)	34,853	1,095
Owens & Minor, Inc.	701,716	13,852
R1 Rcm, Inc. (a)	919,067	13,152
		61,722
Health Care Technology - 1.7%
Evolent Health, Inc. (a)	400,156	12,893
Phreesia, Inc. (a)	225,874	8,468
		21,361
Life Sciences Tools & Services - 0.7%
Science 37 Holdings, Inc. (a)(b)	3,379,171	1,824
Syneos Health, Inc. (a)	198,663	7,136
		8,960
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (a)	62,918	2,062
Edgewise Therapeutics, Inc. (a)	276,793	2,832
Ikena Oncology, Inc. (a)	380,343	1,620
Intra-Cellular Therapies, Inc. (a)	51,292	2,458
Ventyx Biosciences, Inc. (a)	58,690	2,465
		11,437
TOTAL HEALTH CARE		182,190
INDUSTRIALS - 14.8%
Aerospace & Defense - 1.2%
Cadre Holdings, Inc.	240,695	5,510
Leonardo DRS, Inc. (a)(b)	773,433	10,325
		15,835
Building Products - 3.8%
Builders FirstSource, Inc. (a)	243,620	19,417
CSW Industrials, Inc.	74,762	10,109
Hayward Holdings, Inc. (a)(b)	1,419,234	19,145
		48,671
Construction & Engineering - 2.6%
Bowman Consulting Group Ltd. (a)	16,032	409
Granite Construction, Inc. (b)	319,163	13,590
Willscot Mobile Mini Holdings (a)	396,930	19,235
		33,234
Electrical Equipment - 2.0%
Atkore, Inc. (a)	58,547	7,626
Vertiv Holdings Co.	1,262,106	17,947
		25,573
Machinery - 0.0%
Beijer Alma AB (B Shares)	16,785	332
Professional Services - 4.0%
CACI International, Inc. Class A (a)	67,328	20,743
Kforce, Inc.	346,992	19,477
TriNet Group, Inc. (a)	144,076	10,871
		51,091
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. (a)	93,259	5,305
Custom Truck One Source, Inc. Class A (a)(b)	1,360,781	9,634
		14,939
TOTAL INDUSTRIALS		189,675
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.3%
Clearfield, Inc. (a)	55,600	3,973
Electronic Equipment & Components - 3.6%
Insight Enterprises, Inc. (a)	275,434	31,047
Mirion Technologies, Inc. Class A (a)(b)	1,887,427	15,005
		46,052
IT Services - 3.5%
Concentrix Corp.	204,916	29,059
Cyxtera Technologies, Inc. Class A (a)	960,865	3,094
ExlService Holdings, Inc. (a)	70,609	12,046
		44,199
Semiconductors & Semiconductor Equipment - 2.7%
MaxLinear, Inc. Class A (a)	437,187	18,012
Onto Innovation, Inc. (a)	213,766	16,813
		34,825
Software - 2.8%
Elastic NV (a)	134,822	7,933
Five9, Inc. (a)	219,973	17,329
Intapp, Inc. (a)	381,451	11,054
		36,316
Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology, Inc. (a)	465,523	14,110
TOTAL INFORMATION TECHNOLOGY		179,475
MATERIALS - 2.9%
Chemicals - 1.5%
Cabot Corp.	52,000	3,917
Tronox Holdings PLC	129,884	2,228
Valvoline, Inc.	349,394	12,809
		18,954
Metals & Mining - 1.4%
Commercial Metals Co.	200,120	10,861
Gatos Silver, Inc. (a)	1,300,063	6,708
		17,569
TOTAL MATERIALS		36,523
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Sunstone Hotel Investors, Inc.	934,019	10,265
Terreno Realty Corp.	329,772	21,247
		31,512
Real Estate Management & Development - 2.6%
Cushman & Wakefield PLC (a)	758,526	10,946
Jones Lang LaSalle, Inc. (a)	119,698	22,129
		33,075
TOTAL REAL ESTATE		64,587
UTILITIES - 2.0%
Gas Utilities - 0.7%
Brookfield Infrastructure Corp. A Shares	208,621	9,225
Independent Power and Renewable Electricity Producers - 1.3%
NextEra Energy Partners LP	221,545	16,239
TOTAL UTILITIES		25,464
TOTAL COMMON STOCKS (Cost $1,150,418)		1,257,982

Money Market Funds - 6.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (c)	23,947,589	23,952
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	64,594,922	64,601
TOTAL MONEY MARKET FUNDS (Cost $88,553)		88,553

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $1,238,971)	1,346,535
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(66,414)
NET ASSETS - 100.0%	1,280,121

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	25,816	251,190	253,054	337	-	-	23,952	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	59,160	398,241	392,800	101	-	-	64,601	0.2%
Total	84,976	649,431	645,854	438	-	-	88,553

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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